UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

   Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited)

Franklin California High Yield Municipal Fund	Principal Amount	Value
Municipal Bonds 91.7%
California 87.0%
ABAG Finance Authority for Nonprofit Corps. Revenue,
Episcopal Senior Communities, Refunding, 6.125%, 7/01/41	$7,500,000	$8,405,175
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/27	2,200,000	2,266,000
Windemere Ranch Infrastructure Financing Program, Sub Series B, 5.00%, 9/02/34	4,235,000	4,362,050
Artesia RDA Tax Allocation,
Artesia Redevelopment Project Area, 5.50%, 6/01/42	6,355,000	6,283,061
Artesia Redevelopment Project Area, 5.70%, 6/01/42	3,015,000	3,017,291
Housing Set-Aside, Artesia Redevelopment Project Area, 7.70%, 6/01/46	3,270,000	3,685,323
Azusa Special Tax, CFD No. 2005-1, Improvement Area No. 1, 5.00%,
9/01/27	2,040,000	2,078,536
9/01/37	1,690,000	1,713,407
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/31	5,735,000	2,275,189
Los Angeles County, Capital Appreciation, Election of 2006, Refunding, BAM Insured, zero cpn., 8/01/42	10,000,000	1,906,800
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	15,000,000	16,846,950
Beaumont Financing Authority Local Agency Revenue,
Improvement Area No. 17B, Series A, 6.125%, 9/01/31	720,000	755,179
Improvement Area No. 17B, Series A, 6.375%, 9/01/42	5,000,000	5,298,650
Series B, 5.35%, 9/01/28	935,000	950,474
Series B, 5.40%, 9/01/35	1,390,000	1,411,045
Series C, 5.45%, 9/01/27	6,435,000	6,436,416
Series C, 5.50%, 9/01/29	855,000	861,558
Series C, 5.50%, 9/01/35	3,995,000	3,995,879
Series C, 5.50%, 9/01/35	1,035,000	1,039,440
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured, 6.00%, 8/01/41	1,925,000	2,202,739
Brentwood Infrastructure Financing Authority Infrastructure Revenue, CIFP, Series 1,
5.00%, 9/02/25	2,695,000	2,710,227
5.125%, 9/02/30	3,400,000	3,422,100
Buena Park Community RDA Tax Allocation, Consolidated Redevelopment Project, 6.25%, 9/01/35	5,000,000	5,260,500
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34	8,650,000	8,662,456
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Asset-Backed, Los Angeles County
Securitization Corp., 5.70%, 6/01/46	3,000,000	2,440,800
California Educational Facilities Authority Revenue,
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/26	250,000	277,855
College and University Financing Program, Pre-Refunded, 5.00%, 2/01/30	615,000	683,523
University of San Francisco, 6.125%, 10/01/36	2,000,000	2,385,860
California State GO, Various Purpose,
6.00%, 11/01/39	13,000,000	15,784,990
FGIC Insured, 6.00%, 8/01/19	30,000	30,758
California State Health Facilities Financing Authority Revenue,
Lucile Salter Packard Children's Hospital at Stanford, Series A, 5.00%, 8/15/43	7,160,000	8,081,206
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/33	4,000,000	4,926,800
California State Municipal Finance Authority COP, Community Hospitals of Central California Obligated Group,
5.25%, 2/01/24	5,000,000	5,517,700
5.375%, 2/01/29	7,000,000	7,428,750
5.50%, 2/01/39	10,600,000	11,223,174
5.25%, 2/01/46	15,965,000	16,267,537
California State Municipal Finance Authority Mobile Home Park Revenue,
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.00%, 8/15/30	1,000,000	1,120,610
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/39	1,200,000	1,315,884
Caritas Affordable Housing Inc. Projects, Senior, Series A, 5.25%, 8/15/49	3,500,000	3,817,030
Windsor Mobile Country Club, Refunding, Series A, 5.625%, 11/15/33	1,000,000	1,053,840
Windsor Mobile Country Club, Refunding, Series A, 6.00%, 11/15/48	4,000,000	4,300,840
California State Municipal Finance Authority Revenue,
Biola University, Refunding, Series A, 5.625%, 10/01/23	6,000,000	6,753,360
Biola University, Refunding, Series A, 5.80%, 10/01/28	7,500,000	8,470,125
Biola University, Refunding, Series A, 5.875%, 10/01/34	6,000,000	6,683,940
Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,918,650
Kern Regional Center Project, Series A, 7.50%, 5/01/39	9,000,000	10,869,840
South Central Los Angeles Regional Center Project, 5.50%, 12/01/33	3,115,000	3,295,047

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	7,000,000	7,384,160
Southwest Community Health Center, California Mortgage Insured, 6.125%, 2/01/40	4,000,000	4,359,520
California State Public Works Board Lease Revenue,
California State Prison Los Angeles, Various Buildings, Series C, 5.75%, 10/01/31	4,640,000	5,535,891
Various Capital Projects, Series A, 5.125%, 10/01/31	3,605,000	4,094,919
California State Statewide CDA Senior Living Health Facility Revenue, Series A, 5.00%, 8/01/44	2,450,000	2,715,727
California Statewide CDA Revenue,
American Baptist Homes of the West, Refunding, 6.25%, 10/01/39	5,000,000	5,336,800
Bentley School, Refunding, Series A, 7.00%, 7/01/40	8,675,000	9,625,259
California Baptist University, Refunding, 7.25%, 11/01/31	1,250,000	1,491,175
California Baptist University, Refunding, 7.50%, 11/01/41	2,750,000	3,287,047
California Baptist University, Refunding, Series A, 5.40%, 11/01/27	7,440,000	7,672,202
California Baptist University, Refunding, Series A, 5.50%, 11/01/38	4,500,000	4,541,850
California Baptist University, Series A, 5.125%, 11/01/23	715,000	760,896
California Baptist University, Series A, 6.125%, 11/01/33	1,565,000	1,704,989
California Baptist University, Series A, 6.375%, 11/01/43	4,035,000	4,395,043
Catholic Healthcare West, Series C, 5.625%, 7/01/35	5,000,000	5,501,150
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.75%, 5/15/32	10,000,000	10,999,300
Covenant Retirement Communities Inc., Series C, 5.625%, 12/01/36	8,000,000	8,524,240
Eskaton Properties Inc. Obligated Group, Refunding, 5.25%, 11/15/34	4,350,000	4,568,239
Henry Mayo Newhall Memorial Hospital, Series B, California Mortgage Insured, Pre-Refunded, 5.20%, 10/01/37	3,500,000	4,120,830
Kaiser Permanente, Series B, 5.25%, 3/01/45	37,325,000	38,563,070
Lancer Educational Student Housing Project, 5.625%, 6/01/33	3,000,000	2,973,990
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	8,980,000	10,682,069
Monterey Institute International, 5.50%, 7/01/31	8,275,000	9,318,064
[a,b] Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	10,000,000	6,097,100
California Statewide CDA Special Tax Revenue, CFD No. 2007-1, Orinda, 6.00%, 9/01/29	5,000,000	5,153,350
Capistrano USD, CFD No. 2005-1 Special Tax, 5.50%, 9/01/43	4,955,000	5,356,157
Carson RDA, Tax Allocation Housing, Series A, 5.25%, 10/01/36	1,965,000	2,134,855
Centinela Valley UHSD, GO, County of Los Angeles,
Election of 2008, Series C, 5.00%, 8/01/35	4,195,000	4,744,167
Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/45	42,000,000	7,325,220
Ceres USD, GO, Capital Appreciation, Election of 2008, Series A, zero cpn.,
8/01/39	6,450,000	1,278,906
8/01/40	6,730,000	1,238,657
Chatom USD, GO, Election of 2006, Capital Appreciation, Series C, XLCA Insured, zero cpn., 8/01/47	9,450,000	1,463,994
Chula Vista CFD Special Tax,
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/30	1,615,000	1,625,740
No. 12-I, McMillin Otay Ranch Village Seven, 5.25%, 9/01/36	2,810,000	2,821,746
No. 2001-1, Improvement Area, San Miguel Ranch, Series B, 5.45%, 9/01/36	2,170,000	2,173,407
City of Fullerton Special Assessment, Community Facilities District No. 2, Amerige Heights,
4.00%, 9/01/24	110,000	115,774
5.00%, 9/01/34	1,100,000	1,162,799
5.00%, 9/01/44	2,500,000	2,591,600
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/27	7,500,000	4,737,975
8/01/28	3,000,000	1,809,060
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series D, zero cpn.,
8/01/42	8,500,000	2,249,780
8/01/43	3,000,000	752,850
Coalinga PFAR, Water and Wastewater Refinancing Projects, Refunding, 5.00%,
4/01/35	1,000,000	1,054,730
4/01/48	6,350,000	6,597,142
Compton Community College District GO, Election of 2002, Series B,
6.625%, 8/01/27	3,085,000	3,675,592
6.75%, 8/01/34	4,000,000	4,636,200
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series B,
5.70%, 8/01/30	2,255,000	2,308,150
6.00%, 8/01/42	3,460,000	3,535,566
Compton USD, GO, Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31	5,000,000	5,219,400
Corona CFD No. 2001-2 Special Tax, Improvement Areas Nos. 1 and 2, Series A, 6.25%, 9/01/32	1,825,000	1,838,304
Corona CFD No. 2003-2 Special Tax, Highlands Collection, 5.20%, 9/01/34	770,000	770,293
Corona-Norco USD Special Tax, Series A,
5.35%, 9/01/26	1,005,000	1,011,211
5.40%, 9/01/36	2,530,000	2,523,523

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
[a]Cotati South Sonoma Business Park AD Special Assessment, Limited Obligation Improvement, 6.50%, 9/02/33	4,955,000	4,689,808
Cudahy Community Development Commission Tax Allocation, City-Wide Redevelopment Project, Redevelopment Projects,
Series B, 7.75%, 10/01/27	3,795,000	4,570,812
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile Home Park Acquisition
Project, sub. bond, Refunding, Series B, 5.85%, 12/15/47	4,935,000	5,154,065
Dana Point CFD Special Tax No. 2006-1, 5.00%,
9/01/38	1,000,000	1,074,900
9/01/45	2,500,000	2,673,600
Del Paso Manor Water District Revenue COP, Phase I Improvement Project, 5.50%, 7/01/41	3,050,000	3,247,945
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, ETM, zero cpn., 12/01/28	30,795,000	16,269,614
El Dorado County Special Tax,
CFD No. 2001-1, 5.35%, 9/01/35	1,900,000	1,917,670
CFD No. 2005-1, 5.00%, 9/01/21	1,000,000	1,018,190
CFD No. 2005-1, 5.15%, 9/01/25	2,075,000	2,116,251
CFD No. 2005-1, 5.25%, 9/01/35	6,705,000	6,758,037
El Rancho USD, GO, Capital Appreciation, Election of 2003, NATL RE, FGIC Insured, zero cpn., 8/01/29	2,400,000	1,207,680
Fairfield Special Tax, CFD No. 3, North Cordelia General Improvements, 6.00%,
9/01/32	1,200,000	1,281,348
9/01/37	5,810,000	6,170,917
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	75,000,000	14,995,500
junior lien, Refunding, Series C, 6.50%, 1/15/43	40,000,000	46,890,400
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	2,315,000	2,323,612
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	24,500,000	20,021,155
Capital Appreciation, Asset-Backed, second subordinate, Refunding, Series C, zero cpn., 6/01/47	50,000,000	1,780,500
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	4,890,000	4,974,010
Goleta RDA Tax Allocation, Goleta Old Town Redevelopment Project, 8.00%, 6/01/44	5,000,000	5,366,450
Hanford Joint UHSD, GO, Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn.,
8/01/32	3,635,000	1,635,459
8/01/33	3,705,000	1,573,736
8/01/35	4,120,000	1,562,963
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series D, zero cpn.,
8/01/44	30,000,000	4,058,700
8/01/49	10,000,000	1,870,700
Imperial Community College District GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to
8/01/15, 6.75% thereafter, 8/01/40	3,500,000	3,909,010
[a]Imperial County Special Tax, CFD No. 98-1,
6.45%, 9/01/17	975,000	981,250
6.50%, 9/01/31	5,705,000	5,731,129
Independent Cities Finance Authority Mobile Home Park Revenue,
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/45	2,465,000	2,645,635
Lamplighter Salinas MobileHome Park, Series A, 6.25%, 7/15/50	2,000,000	2,146,560
Pillar Ridge, Series A, 5.25%, 5/15/44	2,015,000	2,100,376
Pillar Ridge, Series A, 5.25%, 5/15/49	4,800,000	4,965,552
Indio CFD No. 04-3 Special Tax, Terra Lago, Improvement Area No. 1,
5.10%, 9/01/30	1,275,000	1,295,834
5.15%, 9/01/35	3,000,000	3,044,790
Indio CFD Special Tax, No. 2006-1, Sonora Wells, 5.125%, 9/01/36	2,135,000	2,177,700
Inland Valley Development Agency Successor Agency Tax Allocation, Refunding, Series A,
5.25%, 9/01/37	7,500,000	8,416,950
5.00%, 9/01/44	9,000,000	9,779,040
Irvine Special Tax Revenue, CFD No. 2013-3, Great Park, Improvement Area No. 1, 5.00%,
9/01/39	1,000,000	1,083,410
9/01/44	1,500,000	1,625,115
9/01/49	2,750,000	2,951,217
Irvine USD Special Tax, CFD No. 06-1, Portola Springs, 6.70%, 9/01/35	2,565,000	2,810,573
Jurupa Community Services District Special Tax,
CFD No. 12, Eastvale Area, Series A, 5.15%, 9/01/35	1,925,000	1,944,250
CFD No. 7, Eastvale Area, Series A, 5.15%, 9/01/35	3,690,000	3,726,900
CFD No. 17, Eastvale Area, Series A, 5.20%, 9/01/36	2,825,000	2,881,500
CFD No. 30, Eastvale Area, Series A, 5.60%, 9/01/37	1,000,000	1,030,000
Jurupa PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/42	2,220,000	2,420,466
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,430,000	1,475,374
La Verne Mobile Home Revenue, Copacbana Mobile HomePark, Refunding, 5.00%, 6/15/49	1,765,000	1,872,824

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Lake Elsinore PFA Local Agency Revenue,
AD No. 93-1, Refunding, Series B, 5.125%, 9/02/30	4,980,000	5,119,689
Canyon Hills Improvement Area Development, Series A, 5.75%, 9/01/44	3,240,000	3,364,319
CFD No. 98-1, Series C, 5.25%, 9/01/33	8,000,000	8,284,000
Lake Elsinore Special Tax,
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.85%, 9/01/24	1,020,000	1,030,200
CFD No. 2003-2, Canyon Hills, Improvement Area A, Series A, 5.95%, 9/01/34	2,150,000	2,171,500
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.10%, 9/01/22	750,000	777,810
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.15%, 9/01/25	635,000	656,126
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/30	1,195,000	1,234,256
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 1, Series A, 5.25%, 9/01/35	1,225,000	1,264,029
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.20%, 9/01/26	915,000	915,531
CFD No. 2004-3, Rosetta Canyon, Improvement Area No. 2, Series A, 5.25%, 9/01/37	2,790,000	2,790,809
CFD No. 2005-2, Aberhill Ranch, Improvement Area A, Series A, 5.45%, 9/01/36	5,530,000	5,530,719
CFD No. 2006-2, Viscaya, Series A, 5.40%, 9/01/36	2,020,000	2,020,202
Lake Tahoe USD, GO, Election of 2008, zero cpn. to 7/31/25, 5.30% thereafter, 8/01/40	1,140,000	723,205
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6, School Districts, Refunding,
5.40%, 2/01/29	475,000	403,617
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas,
6.875%, 8/01/34	2,000,000	2,337,280
6.875%, 8/01/39	830,000	961,779
Pre-Refunded, 6.875%, 8/01/39	1,170,000	1,496,489
Las Virgenes USD, GO, Election of 2006, Series C, zero cpn. to 8/01/26, 6.75% thereafter, 8/01/33	8,050,000	5,317,266
Lathrop Financing Authority Revenue, Mossdale Village, Refunding, Series A,
6.00%, 9/02/28	1,050,000	1,216,793
6.00%, 9/02/29	1,115,000	1,280,254
6.00%, 9/02/30	1,130,000	1,291,059
5.50%, 9/02/35	3,850,000	4,076,688
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.25%, 9/01/32	1,475,000	1,544,945
5.375%, 9/01/35	1,095,000	1,147,056
Lemon Grove CDA Successor Agency Tax Allocation, Lemon Grove Redevelopment Project Area, Refunding, AGMC
Insured, 4.00%, 8/01/34	1,000,000	1,031,790
Lemon Grove School District GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn. to 8/01/28,
6.10% thereafter, 8/01/45	6,500,000	3,680,820
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/29	4,630,000	5,243,753
Los Alamitos USD, COP, Capital Appreciation, Capital Projects, zero cpn. to 7/31/24, 5.95% thereafter,
8/01/34	1,500,000	1,034,415
8/01/42	4,500,000	2,996,370
Los Angeles County Schools Regionalized Business Services Corp. COP, Pooled Financing Program, Series C, 5.00%,
6/01/30	2,200,000	2,293,390
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	32,300,000	43,584,328
Mendocino-Lake Community College District GO, Capital Appreciation, Election of 2006, Series B, AGMC Insured,
zero cpn. to 8/01/21, 6.55% thereafter, 8/01/36	5,150,000	4,276,560
zero cpn. to 8/01/26, 6.85% thereafter, 8/01/40	7,500,000	4,904,100
Merced CFD No. 2005-1 Special Tax, Improvement Area No. 1, 5.30%, 9/01/36	2,400,000	1,975,680
Merced RDA Tax Allocation, Merced Gateways Redevelopment Project, Series A, 6.50%, 9/01/39	6,250,000	6,478,250
Merced UHSD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/41	10,000,000	1,841,000
Moreland School District GO, Election of 2002, Series D, NATL RE, FGIC Insured, zero cpn.,
8/01/30	3,400,000	1,392,062
8/01/31	2,000,000	772,740
8/01/32	4,405,000	1,605,799
Moreno Valley USD Special Tax, CFD No. 2004-6,
5.10%, 9/01/28	2,000,000	2,014,020
5.20%, 9/01/36	5,000,000	5,028,250
Murrieta CFD No. 2000-2 Special Tax, The Oaks,
Improvement Area A, 5.90%, 9/01/27	2,000,000	2,003,120
Improvement Area A, 6.00%, 9/01/34	3,570,000	3,574,748
Improvement Area B, 6.00%, 9/01/27	1,285,000	1,285,797
Improvement Area B, 6.00%, 9/01/34	3,570,000	3,571,464
Murrieta CFD No. 2004-1 Special Tax, Bremerton, 5.625%, 9/01/34	670,000	672,680
North Natomas CFD Special Tax, No. 4, Refunding, Series E, 5.25%, 9/01/33	3,000,000	3,280,860
Oak Park USD, GO, Capital Appreciation, Series A, zero cpn. to 8/01/21, 7.10% thereafter, 8/01/38	6,600,000	5,522,220
Oakland USD Alameda County GO, Election of 2012, 6.625%, 8/01/38	5,000,000	6,029,600
Oakley PFAR, Contra Costa County, Refunding, 5.30%, 9/02/34	995,000	1,053,426

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Oceanside CFD No. 2001-1 Special Tax, Morro Hills Development, Pre-Refunded, 5.50%, 9/01/34	2,615,000	2,615,000
Orange County 1915 Act Special Assessment, Limited Obligation, AD No. 01-1-GP1, 5.10%, 9/02/33	1,745,000	1,753,882
Orchard School District GO, Election of 2001, Series B, AGMC Insured, 6.00%, 8/01/36	3,000,000	3,496,230
Oro Grande Elementary School District COP,
5.875%, 9/15/37	14,000,000	15,323,420
6.125%, 9/15/40	1,500,000	1,650,720
Oxnard Financing Authority Lease Revenue, Refunding, 5.75%, 6/01/36	5,870,000	6,420,606
Palomar Pomerado Health Care District COP,
6.00%, 11/01/30	10,000,000	10,529,100
6.75%, 11/01/39	15,550,000	16,525,762
Paramount USD, GO, County of Los Angeles, Election of 2006, BAM Insured, zero cpn., 8/01/51	25,000,000	2,170,000
Paso Robles Joint USD, GO, Capital Appreciation, Election of 2006, Series A, zero cpn., 9/01/45	15,000,000	3,102,450
Perris CFD No. 2001-1 Special Tax, Improvement Area No. 4, May Farms, Series A,
5.10%, 9/01/30	865,000	874,550
5.15%, 9/01/35	1,075,000	1,082,686
Perris CFD No. 2001-2 Special Tax, Refunding, Series A, 5.25%, 9/01/32	4,500,000	4,740,525
Perris CFD No. 2004-3 Special Tax, Improvement Area No. 2, Series A, 5.30%, 9/01/35	1,370,000	1,385,837
Perris CFD No. 2005-2 Special Tax, Harmony Grove, Series A,
5.00%, 9/01/21	1,085,000	1,085,174
5.20%, 9/01/24	1,440,000	1,440,360
5.25%, 9/01/29	3,430,000	3,430,892
5.30%, 9/01/35	4,025,000	4,025,684
Perris Joint Powers Authority Local Agency Revenue,
May Farms Improvement Area Nos. 1, 2 and 3, Refunding, Series A, 5.375%, 9/01/33	2,000,000	2,117,620
Willowbrook, Refunding, Series B, 5.25%, 9/01/33	3,950,000	4,104,879
Perris PFAR Tax Allocation,
5.30%, 10/01/26	1,950,000	1,950,195
5.35%, 10/01/36	3,410,000	3,410,239
Housing Loan, Series A, 6.125%, 10/01/40	3,135,000	3,411,726
Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32	6,970,000	6,974,530
Pittsburg USD, GO, Capital Appreciation, Election of 2010, Series C, zero cpn.,
8/01/47	9,000,000	1,444,500
8/01/52	15,000,000	1,701,000
Porterville PFA Sewer Revenue, Series A, 5.625%, 10/01/36	5,000,000	5,694,200
Poway USD Special Tax,
CFD No. 6, 4S Ranch, 5.125%, 9/01/35	5,965,000	6,034,134
CFD No. 6, Improvement Area B, 5.125%, 9/01/36	4,930,000	4,985,758
CFD No. 14, Improvement Area A, 5.25%, 9/01/36	5,225,000	5,409,547
Rancho Cordova CFD No. 2003-1 Special Tax, Sunridge Anatolia,
5.25%, 9/01/25	2,235,000	2,251,494
5.375%, 9/01/30	1,650,000	1,662,722
5.375%, 9/01/37	7,130,000	7,280,799
5.50%, 9/01/37	2,635,000	2,657,477
Redondo Beach USD, GO, Election of 2008, Capital Appreciation, Series E, zero cpn. to 8/01/22, 6.20% thereafter, 8/01/31	2,750,000	2,349,023
Redwood City Special Tax, One Marina, 7.75%, 9/01/41	2,000,000	2,185,080
Richland School District GO, Capital Appreciation, Election of 2008, Refunding, Series C, AGMC Insured, zero cpn., 8/01/49	22,000,000	3,857,700
Rio Elementary School District, CFD No. 1, Special Tax,
5.20%, 9/01/35	1,000,000	1,002,010
5.50%, 9/01/39	7,750,000	8,142,382
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn. to 8/01/24, 6.85%
thereafter, 8/01/42	13,000,000	10,002,070
Riverbank USD, GO, Election of 2005, Series B, Assured Guaranty, zero cpn.,
8/01/38	6,690,000	2,059,048
8/01/43	8,750,000	2,057,825
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 7.00%, 12/01/31	1,425,000	1,738,443
Desert Communities Redevelopment Project Area, second lien, Series D, 7.25%, 12/01/37	2,505,000	3,041,471
Housing, Series A, 6.00%, 10/01/39	3,000,000	3,348,060
Housing, Series A, 7.125%, 10/01/42	1,750,000	2,109,153
Jurupa Valley Redevelopment Project Area, Series B, 6.75%, 10/01/30	1,200,000	1,447,344
Riverside County Transportation Commission Toll Revenue, senior lien, Series A,
5.75%, 6/01/44	5,000,000	5,655,550
zero cpn., 6/01/43	7,500,000	1,563,750
Riverside PFA Local Measure Sales Tax Revenue, Payment Rehabilitation Project, AGMC Insured, 5.00%, 6/01/33	4,280,000	4,665,371

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Riverside USD Special Tax,
CFD No. 13, Improvement Area No. 1, 5.375%, 9/01/34	2,320,000	2,321,647
CFD No. 14, Series A, 5.45%, 9/01/35	2,060,000	2,067,869
CFD No. 15, Improvement Area No. 2, Series A, 5.15%, 9/01/25	1,730,000	1,736,782
CFD No. 15, Improvement Area No. 2, Series A, 5.25%, 9/01/30	1,230,000	1,235,523
CFD No. 15, Improvement Area No. 2, Series A, 5.25%, 9/01/35	1,500,000	1,505,415
CFD No. 22, 5.25%, 9/01/35	1,535,000	1,538,438
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, 6.75%, 9/01/29	2,630,000	2,903,047
Romoland School District Special Tax, CFD No. 2004-1, Heritage Lake,
Improvement Area No. 1, 5.45%, 9/01/38	3,215,000	3,236,219
Improvement Area No.2, 5.375%, 9/01/38	3,025,000	3,040,458
Improvement Area No. 3, Refunding, 5.00%, 9/01/36	1,500,000	1,581,045
Roseville Special Tax, CFD No. 1,
Fiddyment Ranch, 5.00%, 9/01/19	980,000	1,007,930
Fiddyment Ranch, 5.125%, 9/01/21	980,000	1,007,009
Fiddyment Ranch, 5.125%, 9/01/26	4,945,000	4,977,044
Fiddyment Ranch, 5.25%, 9/01/36	7,880,000	7,885,831
Stone Point, 6.375%, 9/01/24	1,750,000	1,769,618
Stone Point, 6.375%, 9/01/28	2,500,000	2,522,975
Westpark, 5.15%, 9/01/30	5,500,000	5,526,345
Westpark, 5.20%, 9/01/36	2,500,000	2,508,600
Roseville Westpark CFD No. 1 Special Tax, Public Facilities,
5.20%, 9/01/26	1,000,000	1,005,620
5.25%, 9/01/37	1,600,000	1,608,080
Rowland USD, GO, Capital Appreciation, Election of 2006, Series B, zero cpn.,
8/01/34	5,000,000	2,160,300
8/01/39	15,000,000	4,903,050
8/01/42	10,750,000	2,996,562
Sacramento Area Flood Control Agency Special Assessment, Natomas Basin Local Assessment, Refunding, BAM Insured,
5.00%, 10/01/44	2,000,000	2,233,000
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/39	7,000,000	7,442,400
San Bernardino Community College District GO, Election of 2008, Series A, zero cpn., 8/01/44	12,495,000	2,894,717
San Bernardino County Special Tax, CFD No. 2006-1, Improvement Area No. 2, Lytle Creek North, 5.50%, 9/01/44	1,965,000	2,027,919
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	12,148,500
7.50%, 12/01/41	5,000,000	5,840,400
San Diego RDA Tax Allocation Revenue,
City Heights Redevelopment Project, Series A, 5.625%, 9/01/40	2,315,000	2,451,701
Naval Training Center Redevelopment Project, Series A, 5.75%, 9/01/40	3,000,000	3,353,400
San Diego RDA Tax Allocation, Capital Appreciation, Refunding, Series B, zero cpn.,
9/01/15	2,915,000	2,890,864
9/01/16	1,500,000	1,391,910
9/01/19	1,800,000	1,379,268
9/01/20	1,800,000	1,292,796
9/01/21	1,800,000	1,215,396
9/01/22	1,900,000	1,201,332
9/01/23	1,900,000	1,127,878
9/01/24	1,900,000	1,060,770
9/01/25	1,900,000	991,078
9/01/26	1,900,000	930,031
9/01/27	1,900,000	870,713
9/01/28	1,900,000	817,076
San Diego USD, GO, Election of 2008,
Series A, zero cpn. to 7/01/19, 6.00% thereafter, 7/01/33	10,000,000	8,945,600
Series C, zero cpn. to 7/01/30, 6.625% thereafter, 7/01/47	26,025,000	14,442,053
Series E, zero cpn. to 7/01/32, 5.25% thereafter, 7/01/42	6,940,000	3,344,317
Series E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	13,500,000	6,244,020
San Francisco City and County Redevelopment Agency Successor Agency CFD No. 6 Special Tax, Mission Bay South
Public Improvements, Refunding, Series C, zero cpn., 8/01/43	10,000,000	1,904,100
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation, Mission Bay South
Redevelopment Project, Series A, 5.00%, 8/01/43	2,500,000	2,719,850
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment Project, Series C, 6.75%, 8/01/41	1,000,000	1,177,550
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/33	1,000,000	1,143,170
Mission Bay South Redevelopment Project, Series D, 6.625%, 8/01/39	2,265,000	2,633,697

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Mission Bay South Redevelopment Project, Series D, 7.00%, 8/01/41	1,500,000	1,716,555
San Francisco Redevelopment Projects, Series B, 6.625%, 8/01/41	2,500,000	2,858,525
San Gorgonio Memorial Healthcare District GO, Riverside County, Refunding, 5.00%, 8/01/39	15,000,000	16,178,400
San Joaquin County Public Facilities FICO Revenue COP, Wastewater Conveyance Project, 6.00%, 8/01/37	1,000,000	1,009,740
San Joaquin Delta Community College District GO, Election of 2004, Capital Appreciation, Series B, AGMC Insured, zero
cpn., 8/01/30	3,900,000	1,790,295
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, junior lien, ETM, zero cpn., 1/01/28	19,150,000	13,519,517
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	4,500,000	4,599,090
Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19	3,000,000	3,065,130
Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21	24,750,000	25,280,887
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,475,000	11,309,717
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/32	50,225,000	20,251,222
Orange County, Capital Appreciation, senior lien, 5.00%, 1/01/33	42,865,000	42,204,879
Refunding, Series A, 5.50%, 1/15/28	3,645,000	3,647,078
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
5.00%, 8/01/28	13,245,000	13,656,125
4.25%, 8/01/36	5,000,000	4,992,750
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28	1,730,000	1,731,315
San Mateo Special Tax, CFD No. 2008-1, Bay Meadows,
5.875%, 9/01/32	1,500,000	1,682,040
5.375%, 9/01/38	2,500,000	2,736,725
6.00%, 9/01/42	5,000,000	5,630,900
5.50%, 9/01/44	3,300,000	3,623,895
Santa Barbara Elementary School District GO, Election of 2010, Capital Appreciation, Series A, zero cpn. to 8/01/23, 7.00%
thereafter, 8/01/36	8,000,000	6,667,920
Santa Cruz County RDA Tax Allocation, 6.625%, 9/01/29	2,650,000	3,123,581
Santa Margarita Water District Special Tax, CFD No. 2013-1, Village of Sendero, 5.625%,
9/01/36	3,000,000	3,324,510
9/01/43	10,000,000	11,058,000
Santee Community Development Commission Tax Allocation, Santee Community Redevelopment Project, Series A, 7.00%,
8/01/31	1,800,000	2,155,356
8/01/41	2,820,000	3,376,724
Saugus Castaic School Facilities Financing Authority Special Tax, Community Facilities District No. 2006-1C,
5.875%, 9/01/33	1,375,000	1,455,149
6.00%, 9/01/43	3,500,000	3,714,550
Saugus USD Special Tax,
CFD No. 2005-1, 5.30%, 9/01/36	2,000,000	2,027,980
CFD No. 2006-1, Improvement Area No. 1, 5.375%, 9/01/42	2,000,000	2,064,420
CFD No. 2006-1, Improvement Area No. 2, 5.75%, 9/01/43	2,000,000	2,065,640
[c] CFD No. 2006-2, Improvement Area No. 2, 4.25%, 9/01/44	2,000,000	1,927,700
[c] Senior CFD No. 2006-1, 4.25%, 9/01/39	1,150,000	1,134,303
[c] Senior CFD No. 2006-1, 4.25%, 9/01/44	2,500,000	2,441,950
Selma PFA Lease Revenue, Bank Qualified, Refunding, 7.00%, 2/01/40	3,265,000	3,291,185
Sierra View Local Health Care District Revenue, 5.25%, 7/01/32	3,000,000	3,136,620
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24	1,835,000	1,855,791
Siskiyou UHSD, GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/49	15,015,000	2,484,832
Sonoma CDA Tax Allocation, Redevelopment Project, 7.00%, 12/01/30	2,115,000	2,526,494
Southern California Public Power Authority Transmission Project Revenue, Southern Transmission Project, 6.125%, 7/01/18	50,000	50,197
St. Helena USD, GO, Capital Appreciation, zero cpn. to 8/01/25, 6.45% thereafter, 6/01/36	10,000,000	7,107,200
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2,
6.20%, 9/02/23	2,955,000	2,955,000
6.30%, 9/02/33	3,390,000	3,390,000
[a,b,d]Stockton PFA Lease Revenue, Capital Improvement Projects, Series A, 7.00%, 9/01/38	7,000,000	700,000
Susanville PFAR, Utility Enterprises Project, Refunding, Sub Series B,
5.50%, 6/01/30	1,185,000	1,266,990
5.875%, 6/01/35	1,660,000	1,787,853
6.00%, 6/01/45	6,180,000	6,660,062
Susanville School District GO, Capital Appreciation, Election of 2008, Assured Guaranty, zero cpn., 8/01/49	17,505,000	2,896,902
Temecula RDA Tax Allocation Revenue,
Housing, Redevelopment Project No. 1, Series A, 7.00%, 8/01/39	2,100,000	2,521,806
sub. lien, Escrow, Redevelopment Project No. 1, 5.625%, 12/15/38	1,900,000	1,963,916
Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
Asset-Backed, Series A-1, 5.375%, 6/01/38	5,000,000	4,095,100
Asset-Backed, Series A-1, 5.50%, 6/01/45	800,000	636,584

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Capital Appreciation, Asset-Backed, Series A-2, 5.40%, 6/01/27	1,250,000	1,162,663
Tobacco Securitization Authority Southern California Tobacco Settlement Revenue, Second Sub. Capital Appreciation,
Refunding, Series C, zero cpn., 6/01/46	25,000,000	772,500
Torrance USD, GO, Capital Appreciation, Election of 2008, Measure Z, Series B-1, zero cpn., 8/01/34	5,640,000	2,639,802
Truckee-Donner PUD Special Tax, CFD No. 04-1,
5.20%, 9/01/25	3,000,000	3,007,440
5.75%, 9/01/29	2,975,000	2,979,373
5.25%, 9/01/30	5,050,000	5,057,676
5.80%, 9/01/35	4,530,000	4,533,397
Tulare RDA Tax Allocation, Merged Tulare Redevelopment Projects, Series A, 6.25%, 8/01/40	3,540,000	3,947,419
Tulare Sewer Revenue, 6.50%, 11/15/45	10,000,000	11,288,500
Turlock PFA Tax Allocation Revenue, 7.50%, 9/01/39	3,750,000	4,402,575
Tustin CFD No. 07-1 Special Tax, Tustin Legacy, 6.00%, 9/01/37	2,100,000	2,165,898
Tustin USD Special Tax, CFD No. 06-1,
5.75%, 9/01/30	1,000,000	1,086,310
6.00%, 9/01/40	3,000,000	3,260,250
Vallejo RDA Tax Allocation, Housing Set-Aside, Refunding, Series A, 7.00%, 10/01/31	3,915,000	3,917,662
Vernon Electric System Revenue, Series A, 5.50%, 8/01/41	7,500,000	8,314,950
Victor Valley Community College District GO, Capital Appreciation, Election of 2002, Series C, zero cpn., 6/01/49	11,940,000	2,198,751
Washington Township Health Care District Revenue, Series A, 5.50%, 7/01/38	2,890,000	3,059,209
West Hollywood Community Development Commission Tax Allocation, East Side Redevelopment Project, Series A,
7.25%, 9/01/31	1,000,000	1,190,470
7.50%, 9/01/42	5,000,000	5,984,050
William S. Hart UHSD, CFD No. 2005-1 Special Tax, 5.30%, 9/01/36	2,500,000	2,552,100
Woodland Finance Authority Water Revenue, 6.00%,
3/01/36	1,000,000	1,155,350
3/01/41	1,500,000	1,723,590
Woodland Special Tax, CFD No. 1,
6.00%, 9/01/28	4,960,000	5,059,200
6.25%, 9/01/34	6,395,000	6,522,900
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.50%, 9/01/32	2,750,000	3,216,840
Yucaipa Special Tax, CFD No. 98-1 Chapman Heights, Refunding,
5.00%, 9/01/26	1,000,000	1,061,090
5.375%, 9/01/30	1,800,000	1,965,708
Yucca Valley RDA Tax Allocation, Yucca Valley Redevelopment Project No. 1,
5.50%, 6/01/28	2,110,000	2,156,969
5.75%, 6/01/38	5,485,000	5,598,978
		1,615,436,193
U.S. Territories 4.7%
Guam 1.2%
Guam Government GO,
Refunding, Series A, 5.00%, 11/15/23	6,745,000	6,807,931
Refunding, Series A, 5.25%, 11/15/37	6,500,000	6,527,950
Series A, 7.00%, 11/15/39	5,000,000	5,682,150
Guam Government Waterworks Authority Water and Wastewater System Revenue, 5.625%, 7/01/40	4,000,000	4,358,400
		23,376,431
Northern Mariana Islands 0.1%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Senior Series A, 6.60%, 3/15/28	1,395,000	1,399,645
Puerto Rico 3.4%
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.50%, 7/01/39	15,000,000	11,438,100
[b]Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	5,528,600
Refunding, Series A, 5.00%, 7/01/42	6,000,000	3,272,460
Series A, 7.00%, 7/01/33	25,000,000	13,694,000
Series A, 6.75%, 7/01/36	11,735,000	6,415,642
Series A, 7.00%, 7/01/43	5,000,000	2,722,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,500,000	5,007,970
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series U, 5.25%, 7/01/42	21,000,000	15,394,890
		63,473,662
Total U.S. Territories		88,249,738
Total Municipal Bonds before Short Term Investments (Cost $1,572,927,261)		1,703,685,931

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Short Term Investments 2.2%
Municipal Bonds 2.2%
California 2.2%
[e]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.03%, 5/01/34	11,800,000	11,800,000
Series A-1, Daily VRDN and Put, 0.03%, 5/01/33	28,600,000	28,600,000
Total Short Term Investments (Cost $40,400,000)		40,400,000
Total Investments (Cost $1,613,327,261) 93.9%		1,744,085,931
Other Assets, less Liabilities 6.1%		112,527,741
Net Assets 100.0%		$1,856,613,672

a Security has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2014, the aggregate value of these securities was $18,199,287, representing 0.98% of net assets.
b At August 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time.
c Security purchased on a when-issued basis.
d Defaulted security or security for which income has been deemed uncollectible.
e Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specific dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BAM - Build America Mutual Assurance Co.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
CIFP - Capital Improvement Financing Program
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GO - General Obligation
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
PUD - Public Utility District
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited)

Franklin Tennessee Municipal Bond Fund	Principal Amount	Value
Municipal Bonds 97.5%
Tennessee 89.4%
Anderson County Water Authority Water and Sewer Revenue, 5.00%, 6/01/36	$1,000,000	$1,133,480
Blount County PBA Revenue, Local Government Public Improvement, Series B-15-A, Assured Guaranty, 5.00%,
6/01/28	1,100,000	1,219,625
6/01/32	2,565,000	2,862,617
Bristol Electric System Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/29	1,075,000	1,126,428
Chattanooga Electric System Revenue, Series A, 5.00%, 9/01/33	7,500,000	8,324,775
Chattanooga Health Educational and Housing Facility Board Revenue, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	500,000	575,555
Chattanooga-Hamilton County Hospital Authority Hospital Revenue, Erlanger Health System, Refunding, AGMC Insured,
5.00%, 10/01/22	3,250,000	3,571,457
Clarksville Electric System Revenue,
Series A, 5.00%, 9/01/34	2,000,000	2,221,340
Series A, 5.00%, 9/01/35	3,185,000	3,526,432
XLCA Insured, 5.00%, 9/01/23	2,325,000	2,580,959
XLCA Insured, 5.00%, 9/01/32	4,000,000	4,310,520
Clarksville Water Sewer and Gas Revenue, Refunding, 5.00%, 2/01/38	3,000,000	3,362,370
Columbia Waterworks System Revenue, 5.00%, 12/01/32	3,000,000	3,362,910
Franklin County Health and Educational Facilities Board Revenue, The University of the South Project, AMBAC Insured, Pre-
Refunded, 5.00%, 9/01/24	2,000,000	2,095,680
Gallatin Water and Sewer Revenue, Assured Guaranty, 5.00%, 1/01/33	2,215,000	2,376,629
Greene County GO, Rural School, Refunding, Series B, NATL Insured, 5.00%, 6/01/24	1,000,000	1,066,180
Hallsdale-Powell Utility District of Knox County Waterworks and Sewer Revenue, Improvement, NATL RE, FGIC Insured,
5.00%, 4/01/31	1,000,000	1,074,910
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue, Utilities,
5.00%, 9/01/44	4,400,000	4,988,148
Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/29	1,000,000	1,000,000
Improvement, NATL Insured, Pre-Refunded, 5.00%, 9/01/34	2,310,000	2,310,000
Improvement, NATL RE, FGIC Insured, 5.00%, 9/01/35	3,700,000	4,018,533
Hawkins County First Utility District Waterworks Revenue, Series B, Assured Guaranty, 5.00%, 6/01/42	1,250,000	1,344,688
Jackson Hospital Revenue, Jackson-Madison County General Hospital Project, Refunding and Improvement, 5.50%, 4/01/33	3,000,000	3,287,580
Johnson City Electric System Revenue, Improvement, AGMC Insured, 5.00%, 5/01/29	1,000,000	1,115,040
Johnson City Health and Educational Facilities Board Hospital Revenue, Johnson City Medical Center Hospital,
Improvement, Series C, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	260,000	260,497
Kingsport GO, Series B, Assured Guaranty, 5.00%, 3/01/29	1,030,000	1,158,802
Kingsport IDB, MFHR, Model City Apartments Project, GNMA Secured, 5.50%, 7/20/39	2,995,000	3,033,066
Knox County First Utility District Water and Sewer Revenue,
5.00%, 12/01/32	1,000,000	1,179,410
NATL Insured, Pre-Refunded, 5.00%, 12/01/24	1,790,000	1,976,106
NATL Insured, Pre-Refunded, 5.00%, 12/01/25	1,000,000	1,103,970
Refunding and Improvement, 5.00%, 12/01/26	1,390,000	1,611,496
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health, Refunding and
Improvement, Series A, zero cpn., 1/01/36	2,000,000	643,360
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc., Refunding, 5.25%,
4/01/27	2,500,000	2,629,450
4/01/36	5,000,000	5,129,150
Knox-Chapman Utility District of Knox County Water and Sewer Revenue,
5.25%, 1/01/36	1,500,000	1,690,290
Refunding and Improvement, 4.00%, 1/01/40	4,000,000	4,140,280
Knoxville Wastewater System Revenue, Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 4/01/37	3,000,000	3,083,400
Knoxville Water System Revenue, Improvement, Series R, AGMC Insured, Pre-Refunded, 5.00%, 3/01/30	2,370,000	2,426,359
Lawrenceburg PBA, GO, Electric System, Refunding, AMBAC Insured, 5.00%, 7/01/22	2,455,000	2,782,522
Loudon Water and Sewer Revenue, Exempt Facility, Series A,
4.00%, 3/01/28	1,000,000	1,020,130
5.00%, 3/01/32	1,300,000	1,439,256
Manchester GO, Refunding, AGMC Insured, 5.00%, 6/01/38	2,665,000	3,014,621
Maryville Water and Sewer Revenue, Series A, Assured Guaranty, 5.00%, 6/01/38	5,500,000	5,870,260
Memphis Electric System Revenue, 5.00%, 12/01/34	1,000,000	1,174,220
Memphis GO, General Improvement,
Assured Guaranty, Pre-Refunded, 5.00%, 4/01/27	1,975,000	2,336,148
Refunding, 5.00%, 5/01/36	4,135,000	4,662,543

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Memphis-Shelby County Airport Authority Airport Revenue,
Refunding, Series B, 5.75%, 7/01/25	2,500,000	2,912,725
Refunding, Series D, 5.00%, 7/01/25	3,000,000	3,403,350
Series A, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,389,150
Series A, AGMC Insured, 5.00%, 7/01/39	2,565,000	2,760,427
Memphis-Shelby County Sports Authority Inc. Revenue, Memphis Arena Project, Refunding, Series B, 5.375%, 11/01/29	5,000,000	5,772,600
Metropolitan Government of Nashville and Davidson County Electric System Revenue, Series A, 5.00%,
5/15/33	3,000,000	3,305,580
5/15/36	3,500,000	3,978,555
5/15/39	4,000,000	4,632,160
Metropolitan Government of Nashville and Davidson County GO,
Improvement, Refunding, Series A, 5.00%, 1/01/33	5,000,000	5,779,450
Series B, Pre-Refunded, 5.00%, 8/01/25	5,000,000	5,443,800
Series C, Pre-Refunded, 5.00%, 2/01/25	3,000,000	3,059,250
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt
University,
Refunding, Series B, 5.00%, 10/01/39	9,000,000	10,236,150
Series A, 5.50%, 10/01/29	3,500,000	4,175,955
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Public Improvement, Ballpark
Project, Series A, 5.00%,
8/01/38	3,000,000	3,403,170
8/01/43	2,075,000	2,313,065
Pigeon Forge IDB Revenue, Public Facility, 5.00%, 6/01/34	1,250,000	1,408,013
Rutherford County Consolidated Utility District Waterworks Revenue, AGMC Insured, Pre-Refunded, 5.00%, 2/01/36	3,060,000	3,266,917
Rutherford County Health and Educational Facilities Board Revenue, Ascension Health Senior Credit Group, Series C,
5.00%, 11/15/40	10,000,000	10,880,100
Shelby County Health Educational and Housing Facility Board Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/19	3,015,000	3,520,676
Educational Facilities, Rhodes College, 5.50%, 8/01/40	5,000,000	5,808,400
Methodist Healthcare, Series B, AGMC Insured, 5.25%, 9/01/27	5,000,000	5,377,150
St. Jude Children's Research Hospital, Refunding, 5.00%, 7/01/36	5,000,000	5,260,900
South Blount County Utility District Waterworks Revenue, Refunding and Improvement, AGMC Insured,
5.00%, 12/01/33	1,000,000	1,117,380
5.25%, 12/01/39	3,310,000	3,707,796
Tennessee HDA Residential Financing Program Revenue, Issue 1C, 4.00%, 7/01/43	2,960,000	3,046,550
Tennessee HDA Revenue, Homeownership Program,
Series 1, 5.00%, 7/01/29	1,170,000	1,221,176
Series 2C, 3.80%, 7/01/43	1,940,000	1,944,850
Tennessee State School Bond Authority Revenue, Higher Educational Facilities, Second Program,
Refunding, Series A, 5.00%, 5/01/39	3,000,000	3,348,750
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/26	1,250,000	1,289,788
Series A, NATL Insured, Pre-Refunded, 5.00%, 5/01/30	3,000,000	3,095,490
Series A, Pre-Refunded, 5.00%, 5/01/34	3,555,000	3,834,885
Series B, Pre-Refunded, 5.50%, 5/01/38	4,000,000	4,700,200
West Wilson Utility District of Wilson County Water Revenue, 5.00%, 6/01/33	3,000,000	3,490,860
		248,106,460
U.S. Territories 8.1%
Guam 1.8%
Guam Economic Development and Commerce Authority Revenue, Tobacco Settlement, Asset-Backed Bonds, Refunding,
5.25%, 6/01/32	1,685,000	1,534,293
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.625%, 12/01/29	3,205,000	3,507,520
		5,041,813
Puerto Rico 6.3%
[a]Puerto Rico Electric Power Authority Power Revenue, Series XX, 5.25%, 7/01/40	5,000,000	2,725,550
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	5,000,000	3,839,450
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate,
Series A, 6.50%, 8/01/44	8,000,000	7,033,440
Series C, 5.50%, 8/01/40	5,000,000	3,939,850
		17,538,290
Total U.S. Territories		22,580,103
Total Municipal Bonds (Cost $255,530,778) 97.5%		270,686,563

Franklin Municipal Securities Trust
Statement of Investments, August 31, 2014 (unaudited) (continued)
Other Assets, less Liabilities 2.5%	6,973,061
Net Assets 100.0%	$277,659,624

a At August 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Authority/Agency
IDB - Industrial Development Bond/Board
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
XLCA - XL Capital Assurance

Franklin Municipal Securities Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At August 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin	Franklin
	California High	Tennessee
	Yield Municipal	Municipal Bond
	Fund	Fund

Cost of investments	$1,610,552,979	$255,389,051

Unrealized appreciation	$186,162,208	$20,076,498
Unrealized depreciation	(52,629,256)	(4,778,986)
Net unrealized appreciation (depreciation)	$133,532,952	$15,297,512

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2014, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities
Municipal Bonds	$	- $	1,702,213,431	$1,472,500	$1,703,685,931
Short Term Investments		-	40,400,000	-	40,400,000
Total Investments in Securities	$	- $	1,742,613,431	$1,472,500	$1,744,085,931

Franklin Tennessee Municipal Bond Fund
Assets:
Investments in Securities:
Municipal Bonds	$	- $	270,686,563	$-	$270,686,563

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. CONCENTRATION OF RISK

Each of the Funds invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. SUBSEQUENT EVENTS

The Funds has evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Municipal Securities Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 24, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 24, 2014